Profit from operations - Summary of Direct and Marketing Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Gaming tax, license costs and other tax			€ 48,800	€ 33,969	€ 44,087
Processing & Fraud Costs			173,619	99,322	51,709
Royalties			202,856	164,636	70,900
Staff costs and related expenses			79,885	47,158	43,007
Other operational costs			36,126	19,142	20,566
Costs relating to currency movements and financing expenses			4,924	1,596	6,365
Marketing Expenses			350,284	246,866	194,350
Direct and marketing expense	€ 220,100	€ 218,000	€ 896,494	€ 612,689	€ 430,984